Financial debt (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 HKD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 CHF (SFr)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Increase/decrease due to application of IFRS 16
Financial debt
Financial debt							$ 5,555
Sub-lease financial asset							50
Net debt							$ 5,505
USD Bond 3.455% 2019-2029
Financial debt
Amount of bonds issued						$ 1,250
Interest rate (as percent)	3.455%	3.455%	3.455%	3.455%	3.455%	3.455%
GBP Bond 1.660% 2019-2026
Financial debt
Amount of bonds issued | £			£ 500
Interest rate (as percent)	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Euro Bond 0.696% 2019-2028
Financial debt
Amount of bonds issued | €					€ 650
Interest rate (as percent)	0.696%	0.696%	0.696%	0.696%	0.696%	0.696%
Euro Bond 1.535% 2019-2039
Financial debt
Amount of bonds issued | €					€ 650
Interest rate (as percent)	1.535%	1.535%	1.535%	1.535%	1.535%	1.535%
CHF Bond 0.166% 2019-2029
Financial debt
Amount of bonds issued | SFr				SFr 200
Interest rate (as percent)	0.166%	0.166%	0.166%	0.166%	0.166%	0.166%
Euro Bond 4.875 % Issued in 2009, Maturing January 2019
Financial debt
Interest rate (as percent)	4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
Amount of bonds reimbursed | €					€ 1,200
USD Bond 2.125 % Issued in 2014, Maturing January 2019
Financial debt
Interest rate (as percent)	2.125%	2.125%	2.125%	2.125%	2.125%	2.125%
Amount of bonds reimbursed						$ 750
AUD Bond 4.125 % Issued in 2014, Maturing March 2019
Financial debt
Interest rate (as percent)	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Amount of bonds reimbursed		$ 150
HKD Bond 4.180 % Issued in 2009, Maturing June 2019
Financial debt
Interest rate (as percent)	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%
Amount of bonds reimbursed	$ 750
USD Bond 2.100 % Issued in 2014, Maturing June 2019
Financial debt
Interest rate (as percent)	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Amount of bonds reimbursed						$ 1,000
USD Bond 3-month Libor + 35 basis points Issued in 2014, Maturing June 2019
Financial debt
Amount of bonds reimbursed						$ 250
Interest rate basis	3-month Libor	3-month Libor	3-month Libor	3-month Libor	3-month Libor	3-month Libor
Adjustment to interest rate basis (as a percent)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
AUD Bond 3.750 % Issued in 2014, Maturing June 2019
Financial debt
Interest rate (as percent)	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Amount of bonds reimbursed		$ 100